Notes Payable	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Notes Payable [Abstract]
NOTES PAYABLE
NOTE 5	NOTE PAYABLE
During March 2012 the Company borrowed $15,000 pursuant to a note bearing interest at 10% per annum, payable interest only until March 1, 2015, when the principal balance is due.
NOTE 5	NOTES PAYABLE

During the period from March 2012 through March 2013, the Company borrowed an aggregate of $95,000 from an individual bearing interest at 10% per annum, payable interest only until March 1, 2015, when the principal balance is due.

During the period from January 2013 through March 2013, the Company borrowed an aggregate of $85,000 from several individuals bearing interest at 10% per annum, payable interest only for 48 months when the principal balance is due.